Income Tax Matters - Temporary Differences (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 6,682	€ 7,631	€ 7,820
Deferred tax liabilities	2,908	2,674	€ 2,145
Deferred tax liabilities (assets) offset	(2,771)	(2,209)
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	323	724
Deferred tax liabilities	2,115	1,981
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	520	742
Deferred tax liabilities	1,203	1,307
Personnel commitments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,730	1,397
Deferred tax liabilities	7	19
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	832	895
Deferred tax liabilities	385	19
Investments in subsidiaries, associates and other shareholdings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6	6
Deferred tax liabilities	414	780
Inventories and receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	273	254
Deferred tax liabilities	197	185
Rights of use
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15	0
Deferred tax liabilities	800	0
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	796	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	615	572
Deferred tax liabilities	558	592
Total deferred tax assets/ liabilities for temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	5,110	4,590
Deferred tax liabilities	5,679	4,883
Total temporary difference
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,339	2,381
Deferred tax liabilities	€ 2,908	€ 2,674